Guarantor/Non-Guarantor Subsidiary Financial Information (Narrative) (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Guaranor Non-guarantor Subsidiary Financial Information Disclosure [Line Items]
Subsidiary Guarantors, Ownership Percentage	100.00%		100.00%		100.00%
Intercompany accounts payable (receivable)	$ 0		$ 0		$ 0	$ 0
QVC, Inc. shareholder's equity	5,996		5,996		6,222	6,690
Net revenue	2,014	1,961	4,000	3,935	8,623	8,516	8,268
Cost of goods sold	1,250	1,227	2,506	2,479	5,465	5,419	5,278
Operating	180	171	358	344	740	715	744
Net Income (Loss) Attributable to Noncontrolling Interest	10	13	19	25	45	63	52
Net cash provided by operating activities			549	442	973	1,206	818
Net Cash Provided by (Used in) Investing Activities			(65)	(100)	(270)	(344)	(256)
Net Cash Provided by (Used in) Financing Activities			(387)	(437)	(763)	(862)	(627)
Parent Company
Guaranor Non-guarantor Subsidiary Financial Information Disclosure [Line Items]
Intercompany accounts payable (receivable)	1,084		1,084		1,019	829
QVC, Inc. shareholder's equity	5,996		5,996		6,222	6,690
Net revenue	1,368	1,326	2,692	2,640	5,914	5,653	5,485
Cost of goods sold	850	836	1,692	1,679	3,804	3,644	3,507
Operating	42	38	82	75	168	140	166
Net Income (Loss) Attributable to Noncontrolling Interest	10	13	19	25	45	63	52
Net cash provided by operating activities			217	275	379	462	225
Net Cash Provided by (Used in) Investing Activities			40	229	263	366	271
Net Cash Provided by (Used in) Financing Activities			(317)	(571)	(639)	(756)	(537)
Parent Company | Adjustment
Guaranor Non-guarantor Subsidiary Financial Information Disclosure [Line Items]
Intercompany accounts payable (receivable)						1,055
Net revenue		58		112		231	199
Cost of goods sold				11		69	73
Operating		9		17		33	25
Net Income (Loss) Attributable to Noncontrolling Interest						63	52
Net cash provided by operating activities				83		156	103
Net Cash Provided by (Used in) Investing Activities				34		101	37
Net Cash Provided by (Used in) Financing Activities				117		55	140
Guarantor Subsidiaries
Guaranor Non-guarantor Subsidiary Financial Information Disclosure [Line Items]
Intercompany accounts payable (receivable)	(814)		(814)		(879)	(816)
QVC, Inc. shareholder's equity	4,146		4,146		4,248	4,466
Net revenue	187	182	364	365	841	819	790
Cost of goods sold	23	23	48	49	107	116	120
Operating	49	48	95	93	214	206	201
Net Income (Loss) Attributable to Noncontrolling Interest	0	0	0	0	0	0	0
Net cash provided by operating activities			172	115	389	412	380
Net Cash Provided by (Used in) Investing Activities			18	124	213	259	180
Net Cash Provided by (Used in) Financing Activities			(161)	(240)	(634)	(729)	(497)
Guarantor Subsidiaries | Adjustment
Guaranor Non-guarantor Subsidiary Financial Information Disclosure [Line Items]
QVC, Inc. shareholder's equity						405
Net Cash Provided by (Used in) Investing Activities						49
Net Cash Provided by (Used in) Financing Activities						48
Non-Guarantor Subsidiaries
Guaranor Non-guarantor Subsidiary Financial Information Disclosure [Line Items]
Intercompany accounts payable (receivable)	(270)		(270)		(140)	(13)
QVC, Inc. shareholder's equity	2,348		2,348		2,274	2,216
Net revenue	692	681	1,399	1,389	2,914	3,078	2,988
Cost of goods sold	432	427	878	871	1,831	1,941	1,906
Operating	89	85	181	176	358	369	377
Net Income (Loss) Attributable to Noncontrolling Interest	10	13	19	25	45	63	52
Net cash provided by operating activities			160	52	205	332	213
Net Cash Provided by (Used in) Investing Activities			38	(46)	(101)	(261)	(169)
Net Cash Provided by (Used in) Financing Activities			(70)	(33)	(135)	(85)	(131)
Non-Guarantor Subsidiaries | Adjustment
Guaranor Non-guarantor Subsidiary Financial Information Disclosure [Line Items]
Intercompany accounts payable (receivable)						650
QVC, Inc. shareholder's equity						650
Net Cash Provided by (Used in) Financing Activities				$ 83		$ 152	$ 106